GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 141.6%
COMMON STOCKS — 141.6%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)†	90	$11,726
BorgWarner, Inc.	67	2,589
Ford Motor Co.	37	325
General Motors Co.	146	6,079

		20,719

Banks — 0.3%
Bank of America Corp.	26	788
Citigroup, Inc.	31	1,911
Citizens Financial Group, Inc.	3	107
Fifth Third Bancorp.	103	2,840
US Bancorp†	2	93
Wells Fargo & Co.	119	3,591

		9,330

Capital Goods — 18.1%
3M Co.†	343	59,953
A.O. Smith Corp.	17	932
AMETEK, Inc.†	141	17,053
Carrier Global Corp.	172	6,488
Caterpillar, Inc.†	125	22,751
Cummins, Inc.†	89	20,212
Deere & Co.	44	11,838
Dover Corp.†	87	10,984
Eaton Corp. PLC (Ireland)†	107	12,855
Emerson Electric Co.†	355	28,531
Fastenal Co.	5	244
Flowserve Corp.(a)	16	590
Fortive Corp.†	198	14,022
Fortune Brands Home & Security, Inc.	86	7,372
General Dynamics Corp.†	24	3,572
Honeywell International, Inc.†	320	68,064
Howmet Aerospace, Inc.	290	8,277
Huntington Ingalls Industries, Inc.	15	2,557
IDEX Corp.	23	4,582
Illinois Tool Works, Inc.†	69	14,068
Jacobs Engineering Group, Inc.	33	3,596
Johnson Controls International PLC (Ireland)†	485	22,596
L3Harris Technologies, Inc.	7	1,323
Lockheed Martin Corp.†	165	58,572
Masco Corp.†	174	9,558
Northrop Grumman Corp.	15	4,571
Otis Worldwide Corp.	38	2,567
PACCAR, Inc.†	69	5,953

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.†	77	$20,976
Pentair PLC (Ireland)	110	5,840
Quanta Services, Inc.	92	6,626
Raytheon Technologies Corp.†	131	9,368
Rockwell Automation, Inc.	1	251
Roper Technologies, Inc.	10	4,311
Snap-on, Inc.	36	6,161
Stanley Black & Decker, Inc.†	96	17,142
Trane Technologies PLC (Ireland)†	144	20,903
TransDigm Group, Inc.†*	28	17,328
United Rentals, Inc.†*	45	10,436
Westinghouse Air Brake Technologies Corp.†	4	293
WW Grainger, Inc.†	33	13,475

		556,791

Commercial & Professional Services — 0.7%
Cintas Corp.†	23	8,130
Nielsen Holdings PLC (United Kingdom)	4	83
Republic Services, Inc.	71	6,837
Robert Half International, Inc.	72	4,499
Waste Management, Inc.	6	708

		20,257

Consumer Durables & Apparel — 1.3%
DR Horton, Inc.	5	345
Garmin Ltd. (Switzerland)	31	3,709
Hanesbrands, Inc.(a)	208	3,033
Hasbro, Inc.	22	2,058
Leggett & Platt, Inc.	40	1,772
Lennar Corp., Class A	29	2,211
Mohawk Industries, Inc.*	45	6,343
Newell Brands, Inc.	254	5,392
NIKE, Inc., Class B	14	1,981
PulteGroup, Inc.	65	2,803
PVH Corp.	47	4,413
Whirlpool Corp.	41	7,400

		41,460

Consumer Services — 0.8%
Darden Restaurants, Inc.†	67	7,981
McDonald’s Corp.†	60	12,875
MGM Resorts International	44	1,386
Yum! Brands, Inc.†	22	2,388

		24,630

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 6.3%
American Express Co.†	46	$5,562
Ameriprise Financial, Inc.	2	389
Berkshire Hathaway, Inc., Class B†*	125	28,984
BlackRock, Inc.†	86	62,052
Capital One Financial Corp.	8	791
Cboe Global Markets, Inc.	1	93
Discover Financial Services†	133	12,039
Franklin Resources, Inc.†	152	3,798
Goldman Sachs Group, Inc. (The)	5	1,319
Intercontinental Exchange, Inc.	1	115
Invesco Ltd. (Bermuda)	307	5,351
Morgan Stanley	173	11,856
Nasdaq, Inc.†	91	12,079
S&P Global, Inc.†	72	23,669
Synchrony Financial	142	4,929
T Rowe Price Group, Inc.†	139	21,043

		194,069

Energy — 2.6%
Baker Hughes Co.(a)	348	7,256
Chevron Corp.	96	8,107
ConocoPhillips†	19	760
Halliburton Co.†	547	10,338
Kinder Morgan, Inc.†	1,514	20,696
Marathon Petroleum Corp.†	36	1,489
National Oilwell Varco, Inc.*	241	3,309
Schlumberger NV (Curacao)†	931	20,324
TechnipFMC PLC (United Kingdom)	300	2,820
Williams Cos., Inc. (The)†	272	5,454

		80,553

Food & Staples Retailing — 3.7%
Kroger Co. (The)†	113	3,589
Sysco Corp.†	340	25,248
Walgreens Boots Alliance, Inc.†	9	359
Walmart, Inc.†	595	85,769

		114,965

Food, Beverage & Tobacco — 8.9%
Altria Group, Inc.†	1,161	47,601
Archer-Daniels-Midland Co.†	346	17,442
Campbell Soup Co.†	136	6,576
Coca-Cola Co. (The)†	305	16,726
Conagra Brands, Inc.	282	10,225
Constellation Brands, Inc., Class A†	111	24,315
General Mills, Inc.	229	13,465

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)	2	$305
JM Smucker Co. (The)	69	7,976
Kellogg Co.†	206	12,819
Kraft Heinz Co. (The)†	760	26,342
Lamb Weston Holdings, Inc.	30	2,362
McCormick & Co., Inc., non-voting shares	6	574
Molson Coors Beverage Co., Class B	125	5,649
Mondelez International, Inc., Class A†	13	760
Monster Beverage Corp.*	5	462
PepsiCo, Inc.†	13	1,928
Philip Morris International, Inc.†	762	63,086
Tyson Foods, Inc., Class A†	227	14,628

		273,241

Health Care Equipment & Services — 7.5%
AmerisourceBergen Corp.	2	196
Anthem, Inc.†	83	26,650
Centene Corp.*	19	1,141
Cigna Corp.	16	3,331
CVS Health Corp.†	580	39,614
Danaher Corp.†	64	14,217
DaVita, Inc.†*	69	8,101
HCA Healthcare, Inc.†	203	33,385
Henry Schein, Inc.*	7	468
Hologic, Inc.†*	81	5,899
Humana, Inc.†	82	33,642
Laboratory Corp. of America Holdings*	46	9,363
McKesson Corp.	2	348
Medtronic PLC (Ireland)†	126	14,760
Quest Diagnostics, Inc.†	50	5,957
UnitedHealth Group, Inc.†	84	29,457
Universal Health Services, Inc., Class B†	30	4,125
Varian Medical Systems, Inc.*	1	175

		230,829

Household & Personal Products — 3.2%
Church & Dwight Co., Inc.	2	174
Clorox Co. (The)	43	8,683
Colgate-Palmolive Co.†	286	24,456
Kimberly-Clark Corp.†	182	24,539
Procter & Gamble Co. (The)†	299	41,603

		99,455

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 3.4%
Aflac, Inc.†	43	$1,912
Allstate Corp. (The)†	4	440
American International Group, Inc.†	218	8,253
Aon PLC, Class A (Ireland)†	97	20,493
Arthur J Gallagher & Co.	11	1,361
Assurant, Inc.	3	409
Cincinnati Financial Corp.†	42	3,670
Globe Life, Inc.	8	760
Hartford Financial Services Group, Inc. (The)†	16	784
Lincoln National Corp.	27	1,358
Marsh & McLennan Cos., Inc.†	303	35,451
MetLife, Inc.†	276	12,958
Principal Financial Group, Inc.	65	3,225
Prudential Financial, Inc.†	55	4,294
Travelers Cos., Inc. (The)†	56	7,861
Unum Group	2	46
WR Berkley Corp.	24	1,594

		104,869

Materials — 6.4%
Amcor PLC (Jersey)†	969	11,405
Avery Dennison Corp.	25	3,878
Celanese Corp.†	23	2,989
CF Industries Holdings, Inc.	143	5,536
Dow, Inc.†	446	24,753
DuPont de Nemours, Inc.†	379	26,951
Eastman Chemical Co.	84	8,424
Ecolab, Inc.†	94	20,338
FMC Corp.	78	8,965
Freeport-McMoRan, Inc.	110	2,862
International Paper Co.†	263	13,076
Linde PLC (Ireland)†	27	7,115
LyondellBasell Industries NV, Class A (Netherlands)†	46	4,216
Mosaic Co. (The)	235	5,407
Newmont Corp.	10	599
Nucor Corp.†	189	10,053
Packaging Corp. of America	19	2,620
PPG Industries, Inc.†	142	20,479
Sealed Air Corp.	104	4,762
Sherwin-Williams Co. (The)†	12	8,819
Westrock Co.	51	2,220

		195,467

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 9.8%
Activision Blizzard, Inc.	73	$6,778
Alphabet, Inc., Class A†*	67	117,427
Charter Communications, Inc., Class A†*	37	24,477
Comcast Corp., Class A	65	3,406
Discovery, Inc., Class A(a) *	64	1,926
DISH Network Corp., Class A(a) *	117	3,784
Electronic Arts, Inc.	27	3,877
Facebook, Inc., Class A†*	312	85,226
Fox Corp., Class A†	367	10,687
Interpublic Group of Cos., Inc. (The)	199	4,680
Netflix, Inc.†*	41	22,170
Omnicom Group, Inc.†	66	4,116
Take-Two Interactive Software, Inc.*	11	2,286
Twitter, Inc.*	76	4,115
ViacomCBS, Inc., Class B	142	5,291

		300,246

Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AbbVie, Inc.	23	2,464
Alexion Pharmaceuticals, Inc.†*	66	10,312
Amgen, Inc.	5	1,150
Biogen, Inc.†*	49	11,998
Bristol-Myers Squibb Co.†	39	2,419
Gilead Sciences, Inc.	33	1,923
Illumina, Inc.*	14	5,180
Incyte Corp.*	20	1,740
Johnson & Johnson†	200	31,476
Merck & Co., Inc.†	558	45,644
Pfizer, Inc.†	1,655	60,921
Regeneron Pharmaceuticals, Inc.†*	12	5,797
Thermo Fisher Scientific, Inc.	3	1,397
Viatris, Inc.*	190	3,561

		185,982

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT†	21	3,743
American Tower Corp., REIT	41	9,203
AvalonBay Communities, Inc., REIT†	2	321
CBRE Group, Inc., Class A*	112	7,025
Crown Castle International Corp., REIT	40	6,368
Kimco Realty Corp., REIT	23	345
Mid-America Apartment Communities, Inc., REIT†	6	760

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT†	17	$3,926
Realty Income Corp., REIT†	53	3,295
SBA Communications Corp., REIT	11	3,103
Simon Property Group, Inc., REIT†	5	426
Ventas, Inc., REIT†	113	5,542
Welltower, Inc., REIT†	7	452
Weyerhaeuser Co., REIT†	499	16,731

		61,240

Retailing — 18.6%
Advance Auto Parts, Inc.	45	7,088
Amazon.com, Inc.†*	56	182,388
AutoZone, Inc.†*	15	17,782
Best Buy Co., Inc.†	160	15,966
Booking Holdings, Inc.†*	2	4,455
Dollar General Corp.†	160	33,648
Dollar Tree, Inc.*	4	432
eBay, Inc.†	460	23,115
Gap, Inc. (The)*	224	4,523
Genuine Parts Co.†	90	9,039
Home Depot, Inc. (The)†	363	96,420
L Brands, Inc.	172	6,397
LKQ Corp.*	203	7,154
Lowe’s Cos., Inc.†	479	76,884
O’Reilly Automotive, Inc.†*	44	19,913
Target Corp.†	300	52,959
Tractor Supply Co.†	73	10,262
Ulta Beauty, Inc.†*	12	3,446

		571,871

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.†	193	16,656
Broadcom, Inc.	4	1,751
Intel Corp.†	509	25,358
KLA Corp.	35	9,062
Lam Research Corp.	15	7,084
Maxim Integrated Products, Inc.	2	177
Microchip Technology, Inc.	3	414
Micron Technology, Inc.*	105	7,894
Qorvo, Inc.*	2	333
QUALCOMM, Inc.	10	1,523
Teradyne, Inc.	1	120
Texas Instruments, Inc.	9	1,477

		71,849

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 18.6%
Accenture PLC, Class A (Ireland)†	114	$29,778
Adobe, Inc.†*	45	22,505
ANSYS, Inc.*	8	2,910
Autodesk, Inc.*	21	6,412
Broadridge Financial Solutions, Inc.	48	7,354
Cadence Design Systems, Inc.*	27	3,684
Cognizant Technology Solutions Corp., Class A	48	3,934
Gartner, Inc.*	22	3,524
International Business Machines Corp.†	431	54,254
Mastercard, Inc., Class A†	92	32,838
Microsoft Corp.†	826	183,719
NortonLifeLock, Inc.†	5	104
Oracle Corp.†	1,510	97,682
Paychex, Inc.†	186	17,331
PayPal Holdings, Inc.†*	121	28,338
salesforce.com, Inc.†*	87	19,360
ServiceNow, Inc.*	18	9,908
Synopsys, Inc.*	15	3,889
Visa, Inc., Class A†	194	42,434
Western Union Co. (The)†	126	2,764

		572,722

Technology Hardware & Equipment — 11.5%
Amphenol Corp., Class A	5	654
Apple, Inc.†	1,544	204,873
CDW Corp.	24	3,163
Cisco Systems, Inc.†	2,235	100,016
Corning, Inc.	392	14,112
F5 Networks, Inc.*	2	352
FLIR Systems, Inc.	9	394
HP, Inc.†	767	18,861
Juniper Networks, Inc.	198	4,457
NetApp, Inc.	13	861
Seagate Technology PLC (Ireland)	21	1,305
TE Connectivity Ltd. (Switzerland)	5	605
Vontier Corp.*	102	3,407

		353,060

Telecommunication Services — 6.4%
AT&T, Inc.†	3,488	100,315
CenturyLink, Inc.	10	97
Verizon Communications, Inc.†	1,632	95,880

		196,292

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.3%
CH Robinson Worldwide, Inc.	1	$94
CSX Corp.†	353	32,035
Expeditors International of Washington, Inc.	102	9,701
FedEx Corp.	2	519
JB Hunt Transport Services, Inc.	1	137
Kansas City Southern†	7	1,429
Norfolk Southern Corp.†	94	22,335
Old Dominion Freight Line, Inc.	1	195
Union Pacific Corp.	7	1,458
United Parcel Service, Inc., Class B	8	1,347

		69,250

Utilities — 0.2%
AES Corp.	10	235
Dominion Energy, Inc.†	2	150
NRG Energy, Inc.	163	6,121

		6,506

TOTAL COMMON STOCKS (Cost $3,411,136)		4,355,653

TOTAL LONG POSITIONS - 141.6%		4,355,653

(Cost $3,411,136)

SHORT POSITIONS — (42.3)%
COMMON STOCKS — (42.3)%
Banks — (1.9)%
Comerica, Inc.	(31)	(1,732)
First Republic Bank	(38)	(5,583)
Huntington Bancshares, Inc.	(227)	(2,867)
JPMorgan Chase & Co.	(100)	(12,707)
KeyCorp	(204)	(3,348)
M&T Bank Corp.	(28)	(3,564)
People’s United Financial, Inc.	(91)	(1,177)
PNC Financial Services Group, Inc. (The)	(56)	(8,344)
Regions Financial Corp.	(214)	(3,450)
Truist Financial Corp.	(288)	(13,804)
Zions Bancorp NA	(35)	(1,520)

		(58,096)

Capital Goods — (2.0)%
Allegion PLC (Ireland)	(20)	(2,328)
Boeing Co. (The)	(127)	(27,186)
General Electric Co.	(1,703)	(18,392)
Ingersoll Rand, Inc.*	(92)	(4,192)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Teledyne Technologies, Inc.*	(5)	$(1,960)
Textron, Inc.	(50)	(2,417)
Xylem, Inc.	(40)	(4,072)

		(60,547)

Commercial & Professional Services — (0.8)%
Copart, Inc.*	(54)	(6,872)
Equifax, Inc.	(27)	(5,207)
IHS Markit Ltd. (Bermuda)	(6)	(539)
Rollins, Inc.	(123)	(4,806)
Verisk Analytics, Inc.	(34)	(7,058)

		(24,482)

Consumer Durables & Apparel — (0.5)%
NVR, Inc.*	(1)	(4,080)
Ralph Lauren Corp.	(16)	(1,660)
Tapestry, Inc.	(59)	(1,834)
Under Armour, Inc., Class C*	(99)	(1,473)
VF Corp.	(83)	(7,089)

		(16,136)

Consumer Services — (2.5)%
Carnival Corp. (Panama)	(161)	(3,487)
Chipotle Mexican Grill, Inc.*	(7)	(9,707)
Domino’s Pizza, Inc.	(9)	(3,451)
Hilton Worldwide Holdings, Inc.	(60)	(6,676)
Las Vegas Sands Corp.	(151)	(9,000)
Marriott International, Inc., Class A	(72)	(9,498)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(58)	(1,475)
Royal Caribbean Cruises Ltd. (Liberia)	(47)	(3,510)
Starbucks Corp.	(249)	(26,638)
Wynn Resorts Ltd.	(27)	(3,046)

		(76,488)

Diversified Financials — (2.0)%
Bank of New York Mellon Corp. (The)	(179)	(7,597)
Charles Schwab Corp. (The)	(291)	(15,435)
CME Group, Inc.	(66)	(12,015)
MarketAxess Holdings, Inc.	(9)	(5,135)
Moody’s Corp.	(1)	(290)
MSCI, Inc.	(17)	(7,591)
Northern Trust Corp.	(46)	(4,284)
Raymond James Financial, Inc.	(30)	(2,870)
State Street Corp.	(77)	(5,604)

		(60,821)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (2.2)%
Apache Corp.	(80)	$(1,135)
Cabot Oil & Gas Corp.	(89)	(1,449)
Concho Resources, Inc.	(42)	(2,451)
Devon Energy Corp.	(81)	(1,281)
Diamondback Energy, Inc.	(41)	(1,984)
EOG Resources, Inc.	(120)	(5,984)
Exxon Mobil Corp.	(570)	(23,495)
Hess Corp.	(76)	(4,012)
HollyFrontier Corp.	(35)	(905)
Marathon Oil Corp.	(198)	(1,321)
Occidental Petroleum Corp.	(222)	(3,843)
ONEOK, Inc.	(105)	(4,030)
Phillips 66	(92)	(6,434)
Pioneer Natural Resources Co.	(44)	(5,011)
Valero Energy Corp.	(86)	(4,865)

		(68,200)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(14)	(5,275)

Food, Beverage & Tobacco — (0.5)%
Brown-Forman Corp., Class B	(112)	(8,896)
Hormel Foods Corp.	(113)	(5,267)

		(14,163)

Health Care Equipment & Services — (5.4)%
Abbott Laboratories	(100)	(10,949)
ABIOMED, Inc.*	(11)	(3,566)
Align Technology, Inc.*	(19)	(10,153)
Baxter International, Inc.	(111)	(8,907)
Becton Dickinson and Co.	(62)	(15,514)
Boston Scientific Corp.*	(312)	(11,216)
Cardinal Health, Inc.	(62)	(3,321)
Cerner Corp.	(67)	(5,258)
Cooper Cos., Inc. (The)	(13)	(4,723)
DENTSPLY SIRONA, Inc.	(46)	(2,409)
DexCom, Inc.*	(20)	(7,394)
Edwards Lifesciences Corp.*	(141)	(12,863)
IDEXX Laboratories, Inc.*	(22)	(10,997)
Intuitive Surgical, Inc.*	(29)	(23,725)
ResMed, Inc.	(32)	(6,802)
STERIS PLC (Ireland)	(18)	(3,412)
Stryker Corp.	(32)	(7,841)
Teleflex, Inc.	(12)	(4,939)
West Pharmaceutical Services, Inc.	(17)	(4,816)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.	(46)	$(7,088)

		(165,893)

Household & Personal Products — (0.7)%
Estee Lauder Cos., Inc. (The), Class A	(76)	(20,230)

Insurance — (0.9)%
Chubb Ltd. (Switzerland)	(94)	(14,468)
Everest Re Group Ltd. (Bermuda)	(8)	(1,873)
Loews Corp.	(60)	(2,701)
Progressive Corp. (The)	(26)	(2,571)
Willis Towers Watson PLC (Ireland)	(27)	(5,688)

		(27,301)

Materials — (1.2)%
Air Products & Chemicals, Inc.	(49)	(13,388)
Albemarle Corp.	(26)	(3,836)
Ball Corp.	(73)	(6,802)
Corteva, Inc.	(159)	(6,156)
International Flavors & Fragrances, Inc.	(24)	(2,612)
Martin Marietta Materials, Inc.	(7)	(1,988)
Vulcan Materials Co.	(26)	(3,856)

		(38,638)

Media & Entertainment — (1.2)%
Live Nation Entertainment, Inc.*	(48)	(3,527)
News Corp., Class A	(125)	(2,246)
Walt Disney Co. (The)*	(172)	(31,163)

		(36,936)

Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
Agilent Technologies, Inc.	(20)	(2,370)
Bio-Rad Laboratories, Inc., Class A*	(6)	(3,498)
Catalent, Inc.*	(35)	(3,642)
Eli Lilly & Co.	(167)	(28,196)
IQVIA Holdings, Inc.*	(51)	(9,138)
Mettler-Toledo International, Inc.*	(5)	(5,698)
PerkinElmer, Inc.	(9)	(1,292)
Perrigo Co. PLC (Ireland)	(34)	(1,520)
Vertex Pharmaceuticals, Inc.*	(57)	(13,471)
Waters Corp.*	(17)	(4,206)
Zoetis, Inc.	(50)	(8,275)

		(81,306)

Real Estate — (2.0)%
Boston Properties, Inc., REIT	(33)	(3,120)
Digital Realty Trust, Inc., REIT	(59)	(8,231)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Duke Realty Corp., REIT	(78)	$(3,118)
Equinix, Inc., REIT	(22)	(15,712)
Equity Residential, REIT	(80)	(4,742)
Essex Property Trust, Inc., REIT	(15)	(3,561)
Extra Space Storage, Inc., REIT	(28)	(3,244)
Federal Realty Investment Trust, REIT	(17)	(1,447)
Healthpeak Properties, Inc., REIT	(116)	(3,507)
Host Hotels & Resorts, Inc., REIT	(161)	(2,355)
Iron Mountain, Inc., REIT	(64)	(1,887)
Prologis, Inc., REIT	(43)	(4,285)
Regency Centers Corp., REIT	(37)	(1,687)
SL Green Realty Corp., REIT	(16)	(953)
UDR, Inc., REIT	(64)	(2,460)
Vornado Realty Trust, REIT	(41)	(1,531)

		(61,840)

Retailing — (1.2)%
CarMax, Inc.*	(32)	(3,023)
Etsy, Inc.*	(28)	(4,981)
Expedia Group, Inc.	(31)	(4,104)
Ross Stores, Inc.	(76)	(9,334)
Tiffany & Co.*	(26)	(3,418)
TJX Cos., Inc. (The)	(180)	(12,292)

		(37,152)

Semiconductors & Semiconductor Equipment — (2.2)%
Advanced Micro Devices, Inc.*	(271)	(24,853)
Analog Devices, Inc.	(34)	(5,023)
NVIDIA Corp.	(49)	(25,588)
Skyworks Solutions, Inc.	(35)	(5,351)
Xilinx, Inc.	(56)	(7,939)

		(68,754)

Software & Services — (4.0)%
Akamai Technologies, Inc.*	(41)	(4,305)
Automatic Data Processing, Inc.	(67)	(11,805)
Citrix Systems, Inc.	(27)	(3,513)
DXC Technology Co.	(55)	(1,416)
Fidelity National Information Services, Inc.	(134)	(18,956)
Fiserv, Inc.*	(126)	(14,346)
FleetCor Technologies, Inc.*	(19)	(5,184)
Fortinet, Inc.*	(43)	(6,387)
Global Payments, Inc.	(66)	(14,218)
Intuit, Inc.	(55)	(20,892)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Jack Henry & Associates, Inc.	(17)	$(2,754)
Leidos Holdings, Inc.	(31)	(3,259)
Paycom Software, Inc.*	(13)	(5,879)
Tyler Technologies, Inc.*	(9)	(3,929)
VeriSign, Inc.*	(30)	(6,492)

		(123,335)

Technology Hardware & Equipment — (0.9)%
Arista Networks, Inc.*	(17)	(4,940)
Hewlett Packard Enterprise Co.	(271)	(3,211)
IPG Photonics Corp.*	(12)	(2,685)
Keysight Technologies, Inc.*	(43)	(5,680)
Motorola Solutions, Inc.	(37)	(6,292)
Western Digital Corp.	(74)	(4,099)
Xerox Holdings Corp.	(44)	(1,020)
Zebra Technologies Corp., Class A*	(1)	(384)

		(28,311)

Telecommunication Services — (1.0)%
T-Mobile US, Inc.*	(229)	(30,881)

Transportation — (0.6)%
Alaska Air Group, Inc.	(27)	(1,404)
American Airlines Group, Inc.	(108)	(1,703)
Delta Air Lines, Inc.	(138)	(5,549)
Southwest Airlines Co.	(126)	(5,873)
United Airlines Holdings, Inc.*	(61)	(2,638)

		(17,167)

Utilities — (5.8)%
Alliant Energy Corp.	(61)	(3,143)
Ameren Corp.	(62)	(4,840)
American Electric Power Co., Inc.	(124)	(10,325)
American Water Works Co., Inc.	(41)	(6,292)
Atmos Energy Corp.	(30)	(2,863)
CenterPoint Energy, Inc.	(126)	(2,727)
CMS Energy Corp.	(70)	(4,271)
Consolidated Edison, Inc.	(82)	(5,926)
DTE Energy Co.	(46)	(5,585)
Duke Energy Corp.	(161)	(14,741)
Edison International	(90)	(5,654)
Entergy Corp.	(50)	(4,992)
Evergy, Inc.	(50)	(2,776)
Eversource Energy	(82)	(7,094)
Exelon Corp.	(219)	(9,246)
FirstEnergy Corp.	(136)	(4,163)
NextEra Energy, Inc.	(384)	(29,626)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(94)	$(2,156)
Pinnacle West Capital Corp.	(26)	(2,079)
PPL Corp.	(161)	(4,540)
Public Service Enterprise Group, Inc.	(110)	(6,413)
Sempra Energy	(64)	(8,154)
Southern Co. (The)	(230)	(14,129)
WEC Energy Group, Inc.	(79)	(7,270)
Xcel Energy, Inc.	(133)	(8,867)

		(177,872)

TOTAL COMMON STOCKS (Proceeds $1,116,998)		(1,299,824)

TOTAL SECURITES SOLD SHORT - (42.3)%		(1,299,824)

(Proceeds $1,116,998)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		21,090

NET ASSETS - 100.0%		$3,076,919

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was $16,589 which was collateralized by $1,952 in cash and $15,092 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 1/15/2021 - 8/15/2050.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.